Load | Forward Credit Analysis Long/Short Fund

Forward Credit Analysis Long/Short Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of The Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Load Forward Credit Analysis Long/Short Fund	CLASS A	CLASS C	CLASS M
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Load Forward Credit Analysis Long/Short Fund		CLASS A	CLASS C	CLASS M
Management Fee		1.50%	1.50%	1.50%
Distribution (12b-1) Fees		0.35%	0.75%
Shareholder Services Fees		0.20%	0.25%	0.05%
Other Expenses		0.24%	0.24%	0.24%
Interest Expense on Short Sales		2.18%	2.18%	2.18%
Total Other Expenses		2.42%	2.42%	2.42%
Total Annual Fund Operating Expenses		4.47%	4.92%	3.97%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		4.32%	4.77%	3.82%
[1]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.14%, 2.59%, and 1.64%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Load Forward Credit Analysis Long/Short Fund (USD $)	CLASS A	CLASS C	CLASS M
1 Year	984	578	384
3 Years	1,836	1,465	1,196
5 Years	2,698	2,453	2,024
10 Years	4,891	4,931	4,167

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Load Forward Credit Analysis Long/Short Fund (USD $)	CLASS A	CLASS C	CLASS M
1 Year	984	478	384
3 Years	1,836	1,465	1,196
5 Years	2,698	2,453	2,024
10 Years	4,891	4,931	4,167

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately 100% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any maturity and credit quality, including junk bonds. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. Class A shares of the Fund originally commenced operations on December 26, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown below for any period beginning on or after November 24, 2008 and lasting through August 31, 2010 is that of the Fund’s Investor Class shares adjusted to reflect the specific operating expenses (such as Rule 12b-1 fees) applicable to Class A shares. The performance shown below for any period beginning on or after September 1, 2010 is that of the Fund’s Class A shares. The bar chart excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Class M shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.
CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter — September 30, 2009	20.97%
Worst Quarter — September 30, 2007	-10.81%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Load Forward Credit Analysis Long/Short Fund	1 YEAR	5 YEARS	SINCE INCEPTION	INCEPTION DATE
CLASS A	(0.45%)	(0.01%)	(0.01%)	Dec. 29, 2006
CLASS A Return After Taxes on Distributions	(0.73%)	(1.44%)	(1.44%)	Dec. 29, 2006
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	0.75%	(0.73%)	(0.73%)	Dec. 29, 2006
CLASS A Barclays Capital U.S. Municipal Bond Index	10.70%	5.22%	5.22%
CLASS A Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%	7.54%	7.53%
CLASS C	4.07%		9.56%	Jun. 03, 2009
CLASS C Barclays Capital U.S. Municipal Bond Index	10.70%		7.16%
CLASS C Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%		16.39%
CLASS M	6.24%		4.68%	Feb. 01, 2010
CLASS M Barclays Capital U.S. Municipal Bond Index	10.70%		6.46%
CLASS M Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%		9.74%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.